Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2018	2017
South Hedland prepaid transmission access and distribution costs	72	75
Deferred licence fees	11	13
Project development costs	47	53
Deferred service costs	12	15
Long-term prepaids and other assets	53	44
Loan receivable	37	33
Keephills Unit 3 transmission deposit	2	4
Total other assets	234	237